Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 GBP (£) component segment	Dec. 31, 2024 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 190,307	£ 198,700	£ 330,652	£ 341,765
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	78,479	85,078	162,678	170,356
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	37,169	42,949	84,145	94,709
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	41,310	42,129	78,533	75,647
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	62,306	61,662	92,276	92,922
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	59,890	49,700	87,931	76,780
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	1,035	10,802	1,259	12,773
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,381	1,160	3,086	3,369
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 49,522	£ 51,960	£ 75,698	£ 78,487